CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - Redeemable Non-controlling interest - Redeemable Non-controlling interest - 12 months ended Dec. 31, 2017 ₽ in Millions, $ in Millions	USD ($)	RUB (₽)
Temporary Equity, beginning balance at Dec. 31, 2016		₽ 1,506
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary Equity, net Loss		(120)
Temporary Equity, redemption value of redeemable non-controlling interests		8,435
Temporary Equity, Accretion of Dividends | $
Temporary Equity, ending balance at Dec. 31, 2017	$ 170.5	₽ 9,821